Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Details
Registrant CIK	0001212787
Fiscal Year End	--12-31
Registrant Name	KBRIDGE ENERGY CORP.
SEC Form	20-F
Period End date	Dec. 31, 2019
Number of common stock shares outstanding	14,522,727
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Interactive Data Current	No
Voluntary filer	No
Well-known Seasoned Issuer	No
Shell Company	false
Emerging Growth Company	true
Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Entity File Number	333-102931
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1530 Elizabeth Avenue, Unit 2
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89119
Entity Address, Country	US
Document Shell Company Report	false
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY